PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 89.3%
	ADVERTISING & MARKETING - 0.1%
383	Interpublic Group of Companies, Inc.	$ 14,343
230	Omnicom Group, Inc.	16,852
		31,195
	AEROSPACE & DEFENSE - 1.3%
558	Boeing Company(a)	112,337
240	General Dynamics Corporation	50,033
364	Howmet Aerospace, Inc.	11,586
48	Huntington Ingalls Industries, Inc.	8,964
234	L3Harris Technologies, Inc.	49,898
230	Lockheed Martin Corporation	81,744
174	Northrop Grumman Corporation	67,350
1,536	Raytheon Technologies Corporation	132,187
45	Teledyne Technologies, Inc.(a)	19,660
253	Textron, Inc.	19,532
46	TransDigm Group, Inc.(a)	29,269
		582,560
	APPAREL & TEXTILE PRODUCTS - 0.6%
340	Hanesbrands, Inc.	5,685
1,239	NIKE, Inc., Class B	206,503
75	PVH Corporation	7,999
52	Ralph Lauren Corporation	6,181
310	Tapestry, Inc.	12,586
234	Under Armour, Inc., Class A(a)	4,958
244	Under Armour, Inc., Class C(a)	4,402
344	VF Corporation	25,188
		273,502
	ASSET MANAGEMENT - 0.7%
109	Ameriprise Financial, Inc.	32,881
120	BlackRock, Inc.	109,867
1,157	Charles Schwab Corporation (The)	97,304
264	Franklin Resources, Inc.	8,841
392	Invesco Ltd.	9,024
186	Raymond James Financial, Inc.	18,674

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 89.3% (Continued)
	ASSET MANAGEMENT - 0.7% (Continued)
217	T Rowe Price Group, Inc.	$ 42,671
		319,262
	AUTOMOTIVE - 2.3%
235	Aptiv plc(a)	38,763
198	BorgWarner, Inc.	8,924
3,772	Ford Motor Company	78,344
1,149	General Motors Company(a)	67,366
765	Tesla, Inc.(a)	808,437
		1,001,834
	BANKING - 3.7%
7,503	Bank of America Corporation	333,808
2,039	Citigroup, Inc.	123,135
442	Citizens Financial Group, Inc.	20,885
147	Comerica, Inc.	12,789
730	Fifth Third Bancorp	31,792
183	First Republic Bank	37,791
1,082	Huntington Bancshares, Inc.	16,684
2,980	JPMorgan Chase & Company	471,882
1,054	KeyCorporation	24,379
139	M&T Bank Corporation	21,348
471	People's United Financial, Inc.	8,393
442	PNC Financial Services Group, Inc. (The)	88,630
975	Regions Financial Corporation	21,255
49	SVB Financial Group(a)	33,234
1,321	Truist Financial Corporation	77,345
1,389	US Bancorp	78,020
3,798	Wells Fargo & Company	182,228
173	Zions Bancorp NA	10,927
		1,594,525
	BEVERAGES - 1.3%
175	Brown-Forman Corporation, Class B	12,751
3,879	Coca-Cola Company (The)	229,676
162	Constellation Brands, Inc., Class A	40,657
179	Molson Coors Beverage Company, Class B	8,297

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 89.3% (Continued)
	BEVERAGES - 1.3% (Continued)
395	Monster Beverage Corporation(a)	$ 37,936
1,355	PepsiCo, Inc.	235,376
		564,693
	BIOTECH & PHARMA - 4.6%
1,693	AbbVie, Inc.	229,232
577	Amgen, Inc.	129,808
452	AstraZeneca plc - ADR	26,329
155	Biogen, Inc.(a)	37,188
2,195	Bristol-Myers Squibb Company	136,858
762	Eli Lilly & Company	210,480
1,166	Gilead Sciences, Inc.	84,663
232	Incyte Corporation(a)	17,029
2,708	Johnson & Johnson	463,257
2,403	Merck & Company, Inc.	184,166
240	Organon & Company	7,308
136	Perrigo Company plc	5,290
5,243	Pfizer, Inc.	309,598
80	Regeneron Pharmaceuticals, Inc.(a)	50,522
258	Vertex Pharmaceuticals, Inc.(a)	56,657
718	Viatris, Inc.	9,715
359	Zoetis, Inc.	87,607
		2,045,707
	CABLE & SATELLITE - 0.7%
140	Charter Communications, Inc., Class A(a)	91,276
4,450	Comcast Corporation, Class A	223,968
216	DISH Network Corporation, Class A(a)	7,007
		322,251
	CHEMICALS - 1.6%
224	Air Products and Chemicals, Inc.	68,154
103	Albemarle Corporation	24,078
92	Avery Dennison Corporation	19,924
119	Celanese Corporation	19,999
239	CF Industries Holdings, Inc.	16,916
764	Corteva, Inc.	36,122

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 89.3% (Continued)
	CHEMICALS - 1.6% (Continued)
723	Dow, Inc.	$ 41,009
676	DuPont de Nemours, Inc.	54,607
126	Eastman Chemical Company	15,235
244	Ecolab, Inc.	57,240
132	FMC Corporation	14,505
101	International Flavors & Fragrances, Inc.	15,216
506	Linde plc	175,295
228	LyondellBasell Industries N.V., Class A	21,028
362	Mosaic Company (The)	14,223
241	PPG Industries, Inc.	41,558
252	Sherwin-Williams Company (The)	88,744
		723,853
	COMMERCIAL SUPPORT SERVICES - 0.3%
74	Cintas Corporation	32,795
211	Republic Services, Inc.	29,424
114	Robert Half International, Inc.	12,713
210	Rollins, Inc.	7,184
410	Waste Management, Inc.	68,429
		150,545
	CONSTRUCTION MATERIALS - 0.1%
67	Martin Marietta Materials, Inc.	29,515
143	Vulcan Materials Company	29,684
		59,199
	CONTAINERS & PACKAGING - 0.2%
1,530	Amcor plc	18,375
345	Ball Corporation	33,214
392	International Paper Company	18,416
94	Packaging Corp of America	12,798
158	Sealed Air Corporation	10,660
314	Westrock Company	13,929
		107,392
	DATA CENTER REIT - 0.3%
206	Digital Realty Trust, Inc.	36,435

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 89.3% (Continued)
	DATA CENTER REIT - 0.3% (Continued)
82	Equinix, Inc.	$ 69,359
		105,794
	DIVERSIFIED INDUSTRIALS - 1.3%
582	3M Company	103,381
151	Dover Corporation	27,422
364	Eaton Corp PLC	62,906
611	Emerson Electric Company	56,805
1,155	General Electric Company	109,113
728	Honeywell International, Inc.	151,794
296	Illinois Tool Works, Inc.	73,053
154	Pentair plc	11,247
		595,721
	E-COMMERCE DISCRETIONARY - 3.3%
415	Amazon.com, Inc.(a)	1,383,751
740	eBay, Inc.	49,210
120	Etsy, Inc.(a)	26,273
		1,459,234
	ELECTRIC UTILITIES - 2.2%
691	AES Corporation (The)	16,791
279	Alliant Energy Corporation	17,150
277	Ameren Corporation	24,656
540	American Electric Power Company, Inc.	48,044
521	CenterPoint Energy, Inc.	14,541
327	CMS Energy Corporation	21,271
298	Consolidated Edison, Inc.	25,425
745	Dominion Energy, Inc.	58,527
204	DTE Energy Company	24,386
685	Duke Energy Corporation	71,857
399	Edison International	27,232
214	Entergy Corporation	24,107
241	Evergy, Inc.	16,535
382	Eversource Energy	34,754
1,024	Exelon Corporation	59,146
621	FirstEnergy Corporation	25,827

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 89.3% (Continued)
	ELECTRIC UTILITIES - 2.2% (Continued)
1,908	NextEra Energy, Inc.	$ 178,132
238	NRG Energy, Inc.	10,253
108	Pinnacle West Capital Corporation	7,624
815	PPL Corporation	24,499
561	Public Service Enterprise Group, Inc.	37,436
311	Sempra Energy	41,139
1,131	Southern Company (The)	77,564
346	WEC Energy Group, Inc.	33,586
574	Xcel Energy, Inc.	38,860
		959,342
	ELECTRICAL EQUIPMENT - 1.1%
140	A O Smith Corporation	12,019
96	Allegion plc	12,714
218	AMETEK, Inc.	32,055
584	Amphenol Corporation, Class A	51,077
729	Carrier Global Corporation	39,541
316	Fortive Corporation	24,108
810	Johnson Controls International plc	65,860
193	Keysight Technologies, Inc.(a)	39,856
397	Otis Worldwide Corporation	34,567
103	Rockwell Automation, Inc.	35,932
95	Roper Technologies, Inc.	46,727
321	TE Connectivity Ltd.	51,790
249	Trane Technologies plc	50,305
126	Vontier Corporation	3,872
		500,423
	ENGINEERING & CONSTRUCTION - 0.1%
134	Jacobs Engineering Group, Inc.	18,657
155	Quanta Services, Inc.	17,772
86	Technip Energies N.V. - ADR(a)	1,247
		37,676
	ENTERTAINMENT CONTENT - 1.0%
831	Activision Blizzard, Inc.	55,286
163	Discovery, Inc. - Series A(a)	3,837

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 89.3% (Continued)
	ENTERTAINMENT CONTENT - 1.0% (Continued)
352	Discovery, Inc. - Series C(a)	$ 8,061
319	Electronic Arts, Inc.	42,076
339	Fox Corporation, Class A	12,509
154	Fox Corporation - Class B, CLASS B	5,278
122	Take-Two Interactive Software, Inc.(a)	21,682
459	ViacomCBS, Inc., Class B	13,853
1,908	Walt Disney Company (The)(a)	295,531
		458,113
	FOOD - 0.7%
177	Campbell Soup Company	7,692
524	Conagra Brands, Inc.	17,895
649	General Mills, Inc.	43,730
168	Hershey Company (The)	32,503
279	Hormel Foods Corporation	13,618
118	J M Smucker Company (The)	16,027
269	Kellogg Company	17,329
635	Kraft Heinz Company (The)	22,797
139	Lamb Weston Holdings, Inc.	8,810
262	McCormick & Company, Inc.	25,312
1,397	Mondelez International, Inc., Class A	92,634
321	Tyson Foods, Inc., Class A	27,978
		326,325
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(b)
35	Sylvamo Corporation(a)	976

	GAS & WATER UTILITIES - 0.1%
201	American Water Works Company, Inc.	37,960
132	Atmos Energy Corporation	13,830
372	NiSource, Inc.	10,271
		62,061
	HEALTH CARE FACILITIES & SERVICES - 2.8%
157	AmerisourceBergen Corporation	20,864
252	Anthem, Inc.	116,812
291	Cardinal Health, Inc.	14,984

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 89.3% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.8% (Continued)
164	Catalent, Inc.(a)	$ 20,997
657	Centene Corporation(a)	54,137
325	Cigna Corporation	74,630
1,386	CVS Health Corporation	142,980
88	DaVita, Inc.(a)	10,011
257	HCA Healthcare, Inc.	66,028
142	Henry Schein, Inc.(a)	11,009
135	Humana, Inc.	62,621
174	IQVIA Holdings, Inc.(a)	49,092
95	Laboratory Corp of America Holdings(a)	29,850
190	McKesson Corporation	47,228
130	Quest Diagnostics, Inc.	22,491
918	UnitedHealth Group, Inc.	460,965
76	Universal Health Services, Inc., Class B	9,854
		1,214,553
	HEALTH CARE REIT - 0.1%
527	Healthpeak Properties, Inc.	19,019
373	Ventas, Inc.	19,068
410	Welltower, Inc.	35,166
		73,253
	HOME & OFFICE PRODUCTS - 0.1%
137	Leggett & Platt, Inc.	5,639
421	Newell Brands, Inc.	9,195
58	Whirlpool Corporation	13,610
		28,444
	HOME CONSTRUCTION - 0.3%
274	DR Horton, Inc.	29,715
109	Fortune Brands Home & Security, Inc.	11,652
287	Lennar Corporation, Class A	33,338
287	Masco Corporation	20,153
64	Mohawk Industries, Inc.(a)	11,660
3	NVR, Inc.(a)	17,727
213	PulteGroup, Inc.	12,175
		136,420

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 89.3% (Continued)
	HOTEL REITS - 0.0%(b)
699	Host Hotels & Resorts, Inc.(a)	$ 12,156

	HOUSEHOLD PRODUCTS - 1.4%
272	Church & Dwight Company, Inc.	27,880
139	Clorox Company (The)	24,236
826	Colgate-Palmolive Company	70,491
222	Estee Lauder Companies, Inc. (The), Class A	82,184
314	Kimberly-Clark Corporation	44,877
2,385	Procter & Gamble Company (The)	390,138
		639,806
	INDUSTRIAL REIT - 0.4%
364	Duke Realty Corporation	23,893
694	Prologis, Inc.	116,842
		140,735
	INDUSTRIAL SUPPORT SERVICES - 0.2%
550	Fastenal Company	35,233
66	United Rentals, Inc.(a)	21,931
41	WW Grainger, Inc.	21,248
		78,412
	INFRASTRUCTURE REIT - 0.5%
408	American Tower Corporation	119,341
401	Crown Castle International Corporation	83,705
110	SBA Communications Corporation	42,792
		245,838
	INSTITUTIONAL FINANCIAL SERVICES - 1.3%
922	Bank of New York Mellon Corporation (The)	53,550
118	Cboe Global Markets, Inc.	15,387
387	CME Group, Inc.	88,414
326	Goldman Sachs Group, Inc. (The)	124,711
588	Intercontinental Exchange, Inc.	80,421
1,418	Morgan Stanley	139,191
117	Nasdaq, Inc.	24,571
231	Northern Trust Corporation	27,630

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 89.3% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 1.3% (Continued)
384	State Street Corporation	$ 35,712
		589,587
	INSURANCE - 3.2%
795	Aflac, Inc.	46,420
356	Allstate Corporation (The)	41,883
753	American International Group, Inc.	42,816
220	Aon plc, CLASS A	66,123
164	Arthur J Gallagher & Company	27,826
67	Assurant, Inc.	10,443
2,072	Berkshire Hathaway, Inc., Class B(a)	619,527
464	Chubb Ltd.	89,696
237	Cincinnati Financial Corporation	27,001
38	Everest Re Group Ltd.	10,409
111	Globe Life, Inc.	10,403
396	Hartford Financial Services Group, Inc. (The)	27,340
173	Lincoln National Corporation	11,809
259	Loews Corporation	14,960
532	Marsh & McLennan Companies, Inc.	92,472
806	MetLife, Inc.	50,367
227	Principal Financial Group, Inc.	16,419
652	Progressive Corporation (The)	66,928
407	Prudential Financial, Inc.	44,054
293	Travelers Companies, Inc. (The)	45,834
226	Unum Group	5,553
146	W R Berkley Corporation	12,029
134	Willis Towers Watson plc	31,824
		1,412,136
	INTERNET MEDIA & SERVICES - 6.5%
284	Alphabet, Inc., Class A(a)	822,760
273	Alphabet, Inc., Class C(a)	789,950
41	Booking Holdings, Inc.(a)	98,368
121	Expedia Group, Inc.(a)	21,867
2,304	Meta Platforms, Inc., Class A(a)	774,950
463	Netflix, Inc.(a)	278,930

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 89.3% (Continued)
	INTERNET MEDIA & SERVICES - 6.5% (Continued)
730	Twitter, Inc.(a)	$ 31,551
96	VeriSign, Inc.(a)	24,367
		2,842,743
	LEISURE FACILITIES & SERVICES - 1.4%
369	Carnival Corporation(a)	7,424
23	Chipotle Mexican Grill, Inc.(a)	40,210
113	Darden Restaurants, Inc.	17,022
38	Domino's Pizza, Inc.	21,445
284	Hilton Worldwide Holdings, Inc.(a)	44,301
343	Las Vegas Sands Corporation(a)	12,911
127	Live Nation Entertainment, Inc.(a)	15,201
258	Marriott International, Inc., Class A(a)	42,632
707	McDonald's Corporation	189,525
475	MGM Resorts International	21,318
210	Norwegian Cruise Line Holdings Ltd.(a)	4,355
166	Royal Caribbean Cruises Ltd.(a)	12,765
1,246	Starbucks Corporation	145,745
92	Wynn Resorts Ltd.(a)	7,824
319	Yum! Brands, Inc.	44,296
		626,974
	LEISURE PRODUCTS - 0.0%(b)
146	Hasbro, Inc.	14,860

	MACHINERY - 0.8%
581	Caterpillar, Inc.	120,117
323	Deere & Company	110,753
140	Flowserve Corporation	4,284
73	IDEX Corporation	17,251
342	Ingersoll Rand, Inc.	21,160
109	Parker-Hannifin Corporation	34,675
51	Snap-on, Inc.	10,984
136	Stanley Black & Decker, Inc.	25,652
186	Xylem, Inc.	22,305
		367,181

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 89.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 4.3%
1,715	Abbott Laboratories	$ 241,368
44	ABIOMED, Inc.(a)	15,803
299	Agilent Technologies, Inc.	47,735
70	Align Technology, Inc.(a)	46,003
487	Baxter International, Inc.	41,804
297	Becton Dickinson and Company	74,690
21	Bio-Rad Laboratories, Inc., Class A(a)	15,867
1,472	Boston Scientific Corporation(a)	62,531
48	Cooper Companies, Inc.	20,109
615	Danaher Corporation	202,341
214	DENTSPLY SIRONA, Inc.	11,939
94	DexCom, Inc.(a)	50,473
681	Edwards Lifesciences Corporation(a)	88,224
249	Hologic, Inc.(a)	19,063
79	IDEXX Laboratories, Inc.(a)	52,018
157	Illumina, Inc.(a)	59,729
342	Intuitive Surgical, Inc.(a)	122,881
1,329	Medtronic PLC	137,485
23	Mettler-Toledo International, Inc.(a)	39,036
111	PerkinElmer, Inc.	22,318
139	ResMed, Inc.	36,207
83	STERIS plc	20,203
335	Stryker Corporation	89,586
45	Teleflex, Inc.	14,782
395	Thermo Fisher Scientific, Inc.	263,559
61	Waters Corporation(a)	22,729
74	West Pharmaceutical Services, Inc.	34,707
204	Zimmer Biomet Holdings, Inc.	25,916
		1,879,106
	METALS & MINING - 0.3%
1,337	Freeport-McMoRan, Inc.	55,793
880	Newmont Corporation	54,578
		110,371

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 89.3% (Continued)
	MULTI ASSET CLASS REIT - 0.0%(b)
154	Vornado Realty Trust	$ 6,446

	OFFICE REIT - 0.1%
118	Alexandria Real Estate Equities, Inc.	26,309
139	Boston Properties, Inc.	16,010
32	Orion Office REIT, Inc.(a)	597
69	SL Green Realty Corporation	4,947
		47,863
	OIL & GAS PRODUCERS - 2.2%
372	APA Corporation	10,003
1,850	Chevron Corporation	217,097
1,271	ConocoPhillips	91,740
411	Coterra Energy, Inc.	7,809
376	Devon Energy Corporation	16,563
160	Diamondback Energy, Inc.	17,256
102	DT Midstream, Inc.	4,894
573	EOG Resources, Inc.	50,900
4,422	Exxon Mobil Corporation	270,581
270	Hess Corporation	19,988
152	HollyFrontier Corporation	4,983
1,871	Kinder Morgan, Inc.	29,674
777	Marathon Oil Corporation	12,758
637	Marathon Petroleum Corporation	40,762
850	Occidental Petroleum Corporation	24,642
436	ONEOK, Inc.	25,619
424	Phillips 66	30,723
162	Pioneer Natural Resources Company	29,465
398	Valero Energy Corporation	29,894
1,200	Williams Companies, Inc. (The)	31,248
		966,599
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
649	Baker Hughes Company	15,615
865	Halliburton Company	19,783
390	NOV, Inc.	5,285

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 89.3% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 0.2% (Continued)
1,377	Schlumberger N.V.	$ 41,240
431	TechnipFMC plc(a)	2,552
		84,475
	PUBLISHING & BROADCASTING - 0.0%(b)
306	News Corporation, CLASS A - NON-VOTING	6,826
101	News Corporation, Class B	2,273
		9,099
	REAL ESTATE SERVICES - 0.1%
330	CBRE Group, Inc., Class A(a)	35,808

	RESIDENTIAL REIT - 0.4%
137	AvalonBay Communities, Inc.	34,605
334	Equity Residential	30,227
64	Essex Property Trust, Inc.	22,543
117	Mid-America Apartment Communities, Inc.	26,844
311	UDR, Inc.	18,657
		132,876
	RETAIL - CONSUMER STAPLES - 1.7%
392	Costco Wholesale Corporation	222,539
225	Dollar General Corporation	53,062
247	Dollar Tree, Inc.(a)	34,708
900	Kroger Company (The)	40,734
455	Target Corporation	105,305
881	Walgreens Boots Alliance, Inc.	45,953
1,263	Walmart, Inc.	182,744
		685,045
	RETAIL - DISCRETIONARY - 2.3%
63	Advance Auto Parts, Inc.	15,112
23	AutoZone, Inc.(a)	48,217
216	Bath & Body Works, Inc.	15,075
213	Best Buy Company, Inc.	21,641
152	CarMax, Inc.(a)	19,795
226	Gap, Inc. (The)	3,989
149	Genuine Parts Company	20,890

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 89.3% (Continued)
	RETAIL - DISCRETIONARY - 2.3% (Continued)
1,006	Home Depot, Inc. (The)	$ 417,500
767	Lowe's Companies, Inc.	198,254
75	O'Reilly Automotive, Inc.(a)	52,967
356	Ross Stores, Inc.	40,684
1,188	TJX Companies, Inc. (The)	90,193
114	Tractor Supply Company	27,200
61	Ulta Beauty, Inc.(a)	25,153
72	Victoria's Secret & Company(a)	3,999
		1,000,669
	RETAIL REIT - 0.2%
69	Federal Realty Investment Trust	9,406
425	Kimco Realty Corporation	10,476
329	Realty Income Corporation	23,553
155	Regency Centers Corporation	11,679
323	Simon Property Group, Inc.	51,606
		106,720
	SELF-STORAGE REIT - 0.2%
123	Extra Space Storage, Inc.	27,888
151	Public Storage	56,559
		84,447
	SEMICONDUCTORS - 5.2%
909	Advanced Micro Devices, Inc.(a)	130,805
531	Analog Devices, Inc.	93,334
984	Applied Materials, Inc.	154,842
410	Broadcom, Inc.	272,818
3,816	Intel Corporation	196,524
37	IPG Photonics Corporation(a)	6,369
153	KLA Corporation	65,807
135	Lam Research Corporation	97,085
432	Microchip Technology, Inc.	37,610
942	Micron Technology, Inc.	87,747
2,356	NVIDIA Corporation	692,923
111	Qorvo, Inc.(a)	17,359
1,140	QUALCOMM, Inc.	208,472

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 89.3% (Continued)
	SEMICONDUCTORS - 5.2% (Continued)
161	Skyworks Solutions, Inc.	$ 24,978
161	Teradyne, Inc.	26,328
899	Texas Instruments, Inc.	169,435
		2,282,436
	SOFTWARE - 8.4%
441	Adobe, Inc.(a)	250,073
150	Akamai Technologies, Inc.(a)	17,556
83	ANSYS, Inc.(a)	33,293
224	Autodesk, Inc.(a)	62,987
261	Cadence Design Systems, Inc.(a)	48,637
303	Cerner Corporation	28,140
121	Citrix Systems, Inc.	11,445
130	Fortinet, Inc.(a)	46,722
246	Intuit, Inc.	158,232
7,444	Microsoft Corporation	2,503,567
581	NortonLifeLock, Inc.	15,094
2,082	Oracle Corporation	181,571
771	salesforce.com, Inc.(a)	195,934
169	ServiceNow, Inc.(a)	109,700
135	Synopsys, Inc.(a)	49,748
40	Tyler Technologies, Inc.(a)	21,518
		3,734,217
	SPECIALTY FINANCE - 0.5%
643	American Express Company	105,195
431	Capital One Financial Corporation	62,534
286	Discover Financial Services	33,050
541	Synchrony Financial	25,097
		225,876
	SPECIALTY REITS - 0.0%(b)
316	Iron Mountain, Inc.	16,536

	STEEL - 0.1%
304	Nucor Corporation	34,702

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 89.3% (Continued)
	TECHNOLOGY HARDWARE - 7.9%
16,418	Apple, Inc.	$ 2,915,343
204	Arista Networks, Inc.(a)	29,325
4,461	Cisco Systems, Inc.	282,694
752	Corning, Inc.	27,997
61	F5, Inc.(a)	14,927
149	Garmin Ltd.	20,289
1,288	Hewlett Packard Enterprise Company	20,312
1,352	HP, Inc.	50,930
342	Juniper Networks, Inc.	12,213
161	Motorola Solutions, Inc.	43,744
217	NetApp, Inc.	19,962
217	Seagate Technology Holdings plc	24,517
302	Western Digital Corporation(a)	19,693
165	Xerox Holdings Corporation	3,736
51	Zebra Technologies Corporation, Class A(a)	30,355
		3,516,037
	TECHNOLOGY SERVICES - 4.8%
643	Accenture plc, Class A	266,556
435	Automatic Data Processing, Inc.	107,262
115	Broadridge Financial Solutions, Inc.	21,024
142	CDW Corporation/DE	29,079
524	Cognizant Technology Solutions Corporation, Class A	46,489
249	DXC Technology Company(a)	8,015
114	Equifax, Inc.	33,378
615	Fidelity National Information Services, Inc.	67,127
568	Fiserv, Inc.(a)	58,953
82	FleetCor Technologies, Inc.(a)	18,355
88	Gartner, Inc.(a)	29,420
280	Global Payments, Inc.	37,850
303	IHS Markit Ltd.	40,275
897	International Business Machines Corporation	119,893
80	Jack Henry & Associates, Inc.	13,359
179	Kyndryl Holdings, Inc.(a)	3,240
124	Leidos Holdings, Inc.	11,024

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 89.3% (Continued)
	TECHNOLOGY SERVICES - 4.8% (Continued)
39	MarketAxess Holdings, Inc.	$ 16,040
855	Mastercard, Inc., Class A	307,219
166	Moody's Corporation	64,836
83	MSCI, Inc.	50,853
344	Nielsen Holdings plc	7,055
311	Paychex, Inc.	42,452
1,093	PayPal Holdings, Inc.(a)	206,118
208	S&P Global, Inc.	98,161
170	Verisk Analytics, Inc.	38,884
1,637	Visa, Inc., Class A	354,755
411	Western Union Company (The)	7,332
		2,105,004
	TELECOMMUNICATIONS - 1.0%
7,017	AT&T, Inc.	172,618
1,036	Lumen Technologies, Inc.	13,002
424	T-Mobile US, Inc.(a)	49,176
3,977	Verizon Communications, Inc.	206,644
		441,440
	TIMBER REIT - 0.1%
729	Weyerhaeuser Company	30,020

	TOBACCO & CANNABIS - 0.5%
1,895	Altria Group, Inc.	89,804
1,586	Philip Morris International, Inc.	150,670
		240,474
	TRANSPORTATION & LOGISTICS - 1.7%
124	Alaska Air Group, Inc.(a)	6,460
442	American Airlines Group, Inc.(a)	7,938
283	Canadian Pacific Railway Ltd.	20,333
134	CH Robinson Worldwide, Inc.	14,422
2,331	CSX Corporation	87,646
620	Delta Air Lines, Inc.(a)	24,230
179	Expeditors International of Washington, Inc.	24,038
221	FedEx Corporation	57,159

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 89.3% (Continued)
	TRANSPORTATION & LOGISTICS - 1.7% (Continued)
89	J.B. Hunt Transport Services, Inc.	$ 18,192
253	Norfolk Southern Corporation	75,321
94	Old Dominion Freight Line, Inc.	33,688
534	Southwest Airlines Company(a)	22,877
646	Union Pacific Corporation	162,747
244	United Airlines Holdings, Inc.(a)	10,682
706	United Parcel Service, Inc., Class B	151,324
		717,057
	TRANSPORTATION EQUIPMENT - 0.2%
149	Cummins, Inc.	32,502
356	PACCAR, Inc.	31,421
178	Westinghouse Air Brake Technologies Corporation	16,396
		80,319
	WHOLESALE - CONSUMER STAPLES - 0.2%
612	Archer-Daniels-Midland Company	41,365
526	Sysco Corporation	41,317
		82,682
	WHOLESALE - DISCRETIONARY - 0.1%
176	Copart, Inc.(a)	26,685
268	LKQ Corporation	16,088
39	Pool Corporation	22,074
		64,847

	TOTAL COMMON STOCKS (Cost $23,590,709)	39,426,452

	EXCHANGE-TRADED FUNDS — 2.7%
	EQUITY - 2.7%
2,478	SPDR S&P 500 ETF Trust	1,176,951

	TOTAL EXCHANGE-TRADED FUNDS (Cost $597,882)	1,176,951

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares				Fair Value
SHORT-TERM INVESTMENTS — 6.7%
MONEY MARKET FUNDS - 6.7%
2,970,978	First American Government Obligations Fund, Class X, 0.03% (Cost $2,970,978)(c)			$ 2,970,978

	TOTAL INVESTMENTS - 98.7% (Cost $27,159,569)			$ 43,574,381
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.3%			561,778
	NET ASSETS - 100.0%			$ 44,136,159

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Unrealized Appreciation
9	CME E-Mini Standard & Poor's 500 Index Future	03/18/2022	$ 2,141,325	$ 450
TOTAL FUTURES CONTRACTS

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of December 31, 2021.
(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.